UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
FOR THE MONTHLY REPORTING PERIOD FROM FEBRUARY 1, 2007 TO FEBRUARY 28, 2007
COMMISSION FILE NUMBER OF ISSUING ENTITY: 333-141065
Advanta Business Card Master Trust
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)
Advanta Business Receivables Corp.
(Exact name of depositor as specified in its charter)
Advanta Bank Corp.
(Exact name of sponsor as specified in its charter)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Wilmington Trust Company,
Rodney Square North
1100 North Market St.
Wilmington, DE, 19890
(Address of principal executive offices of issuing entity)
(302) 651-8951
(Telephone number, including area code)
23-2852207
(I.R.S. Employer Identification No. Issuing Entity)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

     PART I. Distribution Information
Item 1. Distribution and Pool Performance Information:
Response to Item 1 is set forth in Exhibit 99.
     PART II. Other Information
Item 8.01. Other Information
Defined terms used in this 10-D but not defined herein have the meanings ascribed to them in Advanta Business Card Master Trust Master Indenture or the applicable Indenture Supplement for each Series listed in Item 9.01 below.
As of February 28, 2007 the Advanta Business Card Master Trust receivable balance was $5.3 billion. Additional receivables with a balance of $162.2 million (as of February 28, 2007) will be added to the Trust effective today, March 20, 2007.
In accordance with the AdvantaSeries Class A(2006-A1) Terms Document the Accumulation Period has been postponed and is expected to begin at the close of business on September 30, 2007.
In accordance with the AdvantaSeries Class A(2005-A4) Terms Document the Accumulation Period has been postponed and is expected to begin at the close of business on December 31, 2007.
On March 12, 2007 Advanta Business Card Master Trust increased the amount outstanding in Series 2007-A, its variable funding notes issued to a commercial paper conduit, by $150 million. The total amount of notes outstanding in Series 2007-A after this increase is $153.45 million.
On March 20, 2007 Advanta Business Card Master Trust will increase the amount outstanding in Series 1997-A, its variable funding notes issued to a commercial paper conduit, by $50 million. The total amount of notes outstanding in Series 1997-A after this increase is $56.7 million.

Item 9 — Exhibits
Item 9.01 (c). Exhibits
The following are filed as exhibits to this Report under Exhibit 99:
99.1	Series 2001-A Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of February 1, 2007 through February 28, 2007

99.2	AdvantaSeries Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of February 1, 2007 through February 28, 2007

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ADVANTA BUSINESS RECEIVABLES CORP.
(Depositor)

By:	/s/ Susan A. McVeigh

Name:	Susan A. McVeigh
Title:	Vice President and Treasurer

ADVANTA BANK CORP.
(Servicer)

By:	/s/ Michael Coco

Name:	Michael Coco
Title:	Vice President and Treasurer
Dated: March 20, 2007

Exhibit Index
Exhibit No.
The following are filed as exhibits to this Report under Exhibit 99:
99.1	Series 2001-A Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of February 1, 2007 through February 28, 2007

99.2	AdvantaSeries Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of February 1, 2007 through February 28, 2007

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